Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

On February 12, 2019, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). On February 19, 2019, the underwriters fully exercised their over-allotment option to purchase 3,000,000 additional Units to cover over-allotments at $10.00 per Unit, generating additional gross proceeds of $30.0 million. Each whole Public Warrant will entitle the holder to purchase one Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

Of the Units sold in the Initial Public Offering, an aggregate of 2,530,000 Units were purchased by certain funds and accounts managed by subsidiaries of BlackRock, Inc. and certain funds and accounts managed by Alta Fundamental Advisers LLC (together, the “Anchor Investors”).

Note 3 — Initial Public Offering

On February 12, 2019, the Company sold 20,000,000 Units at a purchase price of $10.00 per Unit in the Initial Public Offering. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). On February 19, 2019, the underwriters fully exercised their over-allotment option to purchase 3,000,000 additional Units to cover over-allotments at $10.00 per Unit, generating additional gross proceeds of $30.0 million. Each whole Public Warrant will entitle the holder to purchase one Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

Of the Units sold in the Initial Public Offering, an aggregate of 2,530,000 Units were purchased by certain funds and accounts managed by subsidiaries of BlackRock, Inc. and certain funds and accounts managed by Alta Fundamental Advisers LLC (together, the “Anchor Investors”).